STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Operating activities
Royalties received	$ 26,727,564	$ 17,420,199
Arbitration award	71,185,029
Interest received	1,693,908	755,017
Expenses paid	(5,670,405)	(3,569,265)
Net cash from operating activities	93,936,096	14,605,951
Financing activity
Distributions to unitholders	(17,712,013)	(4,592,003)
Net change in cash and cash equivalents	76,224,083	10,013,948
Cash and cash equivalents, beginning of period	23,980,448	13,966,500
Cash and cash equivalents, end of period	100,204,531	23,980,448
Reconciliation of net income to net cash from operating activities
Net income	93,274,243	18,983,336
Decrease (increase) in accrued income receivable	799,597	(1,936,796)
Decrease (increase) in contract asset	211,254	(451,896)
Decrease (increase) in prepaid expense	175,129	(170,414)
(Decrease) increase in accrued expenses	(524,127)	479,842
(Decrease) increase in contract liability		(2,298,121)
Net cash from operating activities	$ 93,936,096	$ 14,605,951